Business acquisitions and disposition	6 Months Ended
Jun. 30, 2023
Business Combinations [Abstract]
Business acquisitions and disposition

Note 4	Business acquisitions and disposition
Acquisition of FX Innovation

On June 1, 2023, Bell acquired FX Innovation, a Montréal-based provider of cloud-focused managed and professional services and workflow automation solutions for business clients, for cash consideration of $157 million ($156 million net of cash acquired), of which $12 million is payable within two years, and an estimated $6 million of additional cash consideration contingent on the achievement of certain performance objectives. This contingent consideration is expected to be settled by 2027 and the maximum amount payable is $7 million. The acquisition of FX Innovation aims to position Bell as a technology services leader for our enterprise customers. The results of FX Innovation are included in our Bell CTS segment.

The allocation of the purchase price includes provisional estimates and has been primarily allocated to goodwill.

The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

2023
Cash consideration paid	145
Cash consideration payable	12
Contingent consideration	6
Total cost to be allocated	163
Trade and other receivables	23
Prepaid expenses	4
Finite-life intangibles	4
Other non-current assets	3
Trade payables and other liabilities	(15)
Contract liabilities	(3)
Debt due within one year	(5)
11
Cash and cash equivalents	1
Fair value of net assets acquired	12
Goodwill (1)	151
(1)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell CTS group of cash-generating units (CGUs).

Operating revenues of $8 million from FX Innovation are included in the income statements from the date of acquisition. BCE's consolidated operating revenues for the six months ended June 30, 2023 would have been $12,163 million had the acquisition of FX Innovation occurred on January 1, 2023. The transaction did not have a significant impact on our net earnings for the six months ended June 30, 2023.

Acquisition of EBOX and other related companies
In February 2022, Bell acquired EBOX and other related companies, which provide Internet, telephone and TV services to consumers and businesses in Québec and parts of Ontario, for cash consideration of $153 million ($139 million net of cash acquired). The acquisition of EBOX and other related companies is expected to accelerate growth in Bell's residential and small business customers. The results of the acquired companies are included in our Bell CTS segment.

The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

Total
Cash consideration	153
Total cost to be allocated	153
Other non-cash working capital	5
Property, plant and equipment	5
Indefinite-life intangible assets (1)	17
Finite-life intangible and other assets (2)	15
Trade payables and other liabilities	(17)
Contract liabilities	(5)
Deferred tax liabilities	(9)
11
Cash and cash equivalents	14
Fair value of net assets acquired	25
Goodwill (3)	128
(1)Consists of brand and digital assets.
(2)Consists mainly of customer relationships.
(3)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell CTS group of cash-generating units.

Operating revenues of $18 million from EBOX are included in the income statements for the six months ended June 30, 2022. The transaction did not have a significant impact on our net earnings for the six months ended June 30, 2022.
Disposition of production studios

On May 3, 2023, we completed the previously announced sale of our 63% ownership in certain production studios, which were included in our Bell Media segment. We received net cash proceeds of $211 million and recorded a gain on investment of $79 million (before tax expense of $17 million). See Note 8, Other expense for additional details.

The results of operations of the production studios up to the date of disposition on May 3, 2023 did not have a significant impact on our revenue or net earnings in 2023.

The following table summarizes the carrying value of the assets and liabilities sold, which were previously classified as held for sale at March 31, 2023:

2023
Trade and other receivables	1
Prepaid expenses	1
Property, plant and equipment	179
Intangible assets	4
Goodwill	76
Total assets	261
Trade payables and other liabilities	10
Contract liabilities	3
Debt due within one year	11
Long-term debt	82
Deferred tax liabilities	3
Total liabilities	109
Non-controlling interest	23
Net assets sold	129